Property and equipment (Tables) - Rubicon [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment

	2020	2019
Computers, equipment and software	$2,431	$1,846
Customer equipment	913	295
Furniture and fixtures	1,130	1,130
Leasehold improvements	3,020	2,935
	7,494	6,206
Less accumulated amortization and depreciation	(5,205)	(3,572)
Property and equipment, net	$2,289	$2,634

Rubicon Technologies, LLC and Subsidiaries [Member]
Property, Plant and Equipment

	September 30, 2021	December 31, 2020
Computers, equipment and software	$2,811	$2,431
Customer equipment	989	913
Furniture and fixtures	1,367	1,130
Leasehold improvements	3,679	3,020
	8,846	7,494
Less accumulated amortization and depreciation	(6,395)	(5,205)
Property and equipment, net	$2,451	$2,289